Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₨ 823,040.8
Ending balance	$ 10,411.8	789,133.7	₨ 823,040.8
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,812,559.1	1,654,057.1
Additions		217,141.1	176,652.7
Transferred to gross block		(130,754.0)	(81,144.2)
Assets held for sale		(1,107.1)
Addition through business aquisitions			6.9
Reversal of impairment loss			214.7
Currency translation		(22,229.2)	94,867.5
Write down of assets		(722.8)	(22,978.4)
Disposals/Adjustments		(15,467.0)	(9,117.2)
Ending balance		1,859,420.1	1,812,559.1
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(989,518.3)	(838,663.6)
Assets held for sale		608.8
Depreciation for the year		(108,455.8)	(107,664.0)
Addition through business aquisitions			(1.4)
Reversal of impairment loss		352.8	1,666.6
Currency translation		13,189.8	(50,230.2)
Write down of assets		(273.3)	(638.8)
Disposals/Adjustments		13,809.5	6,013.1
Ending balance		(1,070,286.4)	(989,518.3)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		823,040.8
Ending balance	$ 10,411.8	789,133.7	823,040.8
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		315,064.9	295,033.7
Additions		6,150.5	3,959.5
Assets held for sale		(915.5)
Currency translation		(3,918.8)	16,911.4
Disposals/Adjustments		(433.7)	(839.7)
Ending balance		315,947.4	315,064.9
Land and buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(69,641.1)	(54,484.5)
Assets held for sale		608.8
Depreciation for the year		(12,862.1)	(12,180.3)
Reversal of impairment loss			178.6
Currency translation		1,077.5	(3,193.9)
Write down of assets			(395.2)
Disposals/Adjustments		175.0	434.2
Ending balance		(80,641.9)	(69,641.1)
Land and buildings [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		245,423.8
Ending balance		235,305.5	245,423.8
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,356,630.4	1,215,337.7
Additions		124,013.6	76,015.8
Addition through business aquisitions			0.7
Currency translation		(17,141.6)	70,040.3
Disposals/Adjustments		(12,303.3)	(4,764.1)
Ending balance		1,451,199.1	1,356,630.4
Plant and equipment [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(885,252.8)	(752,693.4)
Depreciation for the year		(91,543.2)	(91,022.9)
Addition through business aquisitions			(0.3)
Reversal of impairment loss		264.0	1,473.1
Currency translation		11,583.1	(45,760.5)
Write down of assets			(239.1)
Disposals/Adjustments		12,002.4	2,990.3
Ending balance		(952,946.5)	(885,252.8)
Plant and equipment [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		471,377.6
Ending balance		498,252.6	471,377.6
Vehicles [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,697.1	6,146.1
Additions		549.8	1,262.8
Addition through business aquisitions			3.0
Currency translation		(43.8)	137.4
Disposals/Adjustments		(1,692.9)	(852.2)
Ending balance		5,510.3	6,697.1
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(3,489.9)	(2,718.1)
Depreciation for the year		(870.3)	(1,222.9)
Addition through business aquisitions			(0.4)
Reversal of impairment loss		0.6	4.2
Currency translation		32.6	(68.2)
Disposals/Adjustments		925.9	515.5
Ending balance		(3,401.1)	(3,489.9)
Vehicles [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,207.2
Ending balance		2,109.1	3,207.2
Computers [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		27,432.1	27,159.4
Additions		2,273.3	470.2
Addition through business aquisitions			0.9
Currency translation		(619.7)	1,346.3
Disposals/Adjustments		(203.4)	(1,544.7)
Ending balance		28,882.2	27,432.1
Computers [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(17,538.9)	(16,171.0)
Depreciation for the year		(2,166.9)	(2,189.3)
Addition through business aquisitions			(0.4)
Reversal of impairment loss		24.6	8.7
Currency translation		345.5	(624.7)
Write down of assets			(4.5)
Disposals/Adjustments		155.6	1,442.3
Ending balance		(19,180.1)	(17,538.9)
Computers [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,893.2
Ending balance		9,702.1	9,893.2
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,110.0	17,571.2
Additions		1,215.3	284.6
Addition through business aquisitions			2.3
Currency translation		(643.0)	995.6
Disposals/Adjustments		(745.0)	(743.7)
Ending balance		17,937.3	18,110.0
Furniture and fixtures [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(11,924.7)	(10,925.7)
Depreciation for the year		(1,013.3)	(1,048.6)
Addition through business aquisitions			(0.3)
Reversal of impairment loss		63.6	2.0
Currency translation		151.1	(582.9)
Disposals/Adjustments		550.7	630.8
Ending balance		(12,172.7)	(11,924.7)
Furniture and fixtures [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,185.2
Ending balance		5,764.7	6,185.2
Heritage Assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,536.9	3,762.3
Additions		50.8
Assets held for sale		(191.6)
Currency translation		(17.4)	147.4
Disposals/Adjustments		(88.7)	(372.8)
Ending balance		3,290.0	3,536.9
Heritage Assets [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,670.9)	(1,670.9)
Assets held for sale		0.0
Currency translation		0.0
Write down of assets		(273.3)
Ending balance		(1,944.2)	(1,670.9)
Heritage Assets [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,866.0
Ending balance		1,345.8	1,866.0
Capital work in progress [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		85,087.8	89,046.8
Additions		82,887.8	94,659.8
Transferred to gross block		(130,754.0)	(81,144.2)
Reversal of impairment loss			214.7
Currency translation		155.1	5,289.1
Write down of assets		(722.8)	(22,978.4)
Disposals/Adjustments			0.0
Ending balance		36,653.9	85,087.8
Capital work in progress [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance
Ending balance		0.0
Capital work in progress [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		85,087.8
Ending balance		₨ 36,653.9	₨ 85,087.8